Insider Trading Arragements	12 Months Ended
Dec. 31, 2024
Insider Trading Arrangements [Line Items]
Rule 10b5-1 Arrangements Adopted [Flag]	false
Rule 10b5-1 Arrangements Terminated [Flag]	false
Non Rule 10b5-1 Arrangements Terminated [Flag]	false
Non Rule 10b5-1 Arrangements Adopted [Flag]	false